Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
16. Segment Reporting
The Company has one reportable segment relating to the research and development of its research programs, CR-001, CR-002, and CR-003. The Company’s CODM, its Chief Executive Officer, manages the Company’s operations on a company-wide basis for the allocation of resources and the assessment of performance. The Company’s measure of segment profit or loss used to assess performance and allocate resources is net loss and comprehensive loss. Although the Company’s financial reporting package that is reviewed and approved by the CODM disaggregates significant expenses such as program-level external research and development costs, personnel costs, including share-based compensation expense, and professional and consulting fees, all decisions made by the CODM are based upon reviewing operating metrics and performance indications at the Company-wide level. The CODM uses net loss to evaluate loss generated from the Company’s business activities in deciding how to allocate company resources and monitoring budget versus actual results. Assets are also managed on a Company-wide basis.
The table below is a summary of the segment loss, including significant segment expenses (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
CR-001 external research and development costs	$8,714	$19,411	$2,469
CR-002 external research and development costs	6,705	11,685	—
Other external research and discovery costs(1)	357	2,179	—
General and administrative personnel costs	3,225	10,517	112
Research and development personnel costs	4,211	9,356	—
Professional and consulting fees	1,542	5,852	50
Other segment items (2)	(147)	2,545	—
Net loss and comprehensive loss	$24,607	$61,545	$2,631
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(1)External research and discovery costs include CR-003 costs and other costs associated with candidate discovery activities.
(2)Other segment items includes office and facilities expense, interest expense, and miscellaneous other expense offset by interest income.
Segment Reporting
The Company has one reportable segment relating to the research and development of its research programs, CR-001 and CR-002. The Company’s CODM, its Chief Executive Officer, manages the Company’s operations on a company wide basis for the allocation of resources and the assessment of performance. The Company’s measure of segment profit or loss used to assess performance and allocate resources is consolidated net loss and comprehensive loss. Although the Company’s financial reporting package that is reviewed and approved by the CODM disaggregates significant expenses such as program-level external research and development costs, personnel costs, including stock-based compensation expense, and professional and consulting fees, all decisions made by the CODM are based upon reviewing operating metrics and performance indications at the Company-wide consolidated level. The CODM uses consolidated net loss to evaluate loss generated from the Company’s business activities in deciding how to allocate company resources and monitoring budget versus actual results. Assets are also managed on a Company-wide consolidated basis.
The table below is a summary of the segment loss, including significant segment expenses (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
CR-001 external research and development costs	$10,510
CR-002 external research and development costs	3,251
General and administrative personnel costs (including stock-based compensation expense)	1,153
Research and development personnel costs (including stock-based compensation expense)	61
Professional and consulting fees	1,981
Other segment items(1)	911
Net loss and comprehensive loss	$17,867
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(1)Other expense including interest expense and miscellaneous other expense offset by interest income